Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	As of December 31,
	2022	2021

Current assets	$135,650	$121,698
Non-current assets	109,481	122,511
Total assets	$245,131	$244,209

Current liabilities	$130,196	$125,352
Non-current liabilities	19,377	22,959
Total liabilities	$149,573	$148,311

Net assets	$95,558	$95,898

Schedule of consolidated operations
	Years Ended December 31,
	2022	2021	2020

Total revenues	$370,325	$346,699	$287,464
Cost of revenues	$(328,793)	$(305,354)	$(251,489)
Income from operations	$10,318	$8,587	$6,204
Net income	$8,298	$6,644	$6,043

Schedule of property and equipment
Useful Life
Building	10-40 years
Office equipment	5-10 years
Machinery and tools	5 years
Vehicles	5-7 years
Leasehold improvements	Lesser of the lease term or the estimated useful lives of the assets

Schedule of estimated useful lives
Useful life
Land use right	32 - 50 years
Licensed software	5 years

Schedule of disaggregated information of revenues
	Years Ended December 31,
	2022	2021	2020

Revenues:
Transportation	$346,039	$327,848	$273,685
Warehouse storage and storage management service	20,322	16,885	12,364
Others	3,964	1,966	1,415
Total revenues	$370,325	$346,699	$287,464

Schedule of PRC
	Years Ended December 31
	2022	2021	2020

Fujian	$218,523	$197,647	$154,155
Guangdong	17,848	22,447	28,622
Beijing	36,958	36,365	24,362
Shandong	14,159	12,069	12,858
Liaoning	7,815	7,698	10,507
Jiangsu	6,556	7,926	9,039
Zhejiang	15,782	11,466	8,681
Others	52,884	51,081	39,240
Total	$370,325	$346,699	$287,464